Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [Abstract]
Trade and other payables

Note 24. Trade and other payables

	As of December 31
	2024	2023
Trade payables	$83,093	$79,799

Other payables
Interest payable	15,762	5,479
Withholdings and payroll contributions	2,560	3,429
Others	5,576	4,356
Total other payables	23,898	13,264
Total accounts payable	$106,991	$93,063